Schedule of Financial Assets Measured at Fair Value through Profit or Loss (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Opening balance	₪ 2,565
Profit for the year	(63,533)	₪ 43,749	₪ 7,293
Closing balance	1,922	2,565
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Opening balance	2,565	2,565
Profit for the year	(643)
Closing balance	₪ 1,922	₪ 2,565	₪ 2,565